INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
Schedule of Income taxes

	2022	2021	2020
Income tax expense – current	(1,718.9)	(1,268.6)	(1,048.9)

Deferred tax expense on temporary differences	1,012.6	1,072.9	(1,576.0)
Deferred tax on tax loss carryforward movements in the current period	1,361.9	(440.9)	862.4
Total deferred tax (expense)/income	2,374.5	632.0	(713.6)

Total income tax expenses	655.6	(636.6)	(1,762.5)

Schedule of reconciliation between the weighted nominal tax rate and the effective tax rate

	2022	2021	2020
Profit before tax	14,235.6	13,759.2	13,494.4
Adjustment on a taxable basis
Others non-taxable income	(883.3)	(611.0)	(6.2)
Government grants related to sales taxes	(2,535.1)	(1,883.1)	(1,597.8)
Share of results of joint ventures	29.1	115.7	43.3
Non-deductible expenses	192.8	99.2	119.6
Worldwide taxation	679.3	(360.0)	48.2
	11,718.4	11,120.0	12,101.5
Aggregated weighted nominal tax rate	29.47%	27.39%	30.26%
Taxes payable – nominal rate	(3,453.3)	(3,045.3)	(3,662.1)
Adjustment on tax expense
Income tax Incentives	234.0	213.2	123.2
Deductible interest on shareholders’ equity	4,079.9	2,516.0	2,213.2
Tax savings from goodwill amortization	27.2	77.5	77.5
Withholding income tax	(164.5)	(876.0)	(628.2)
Recognition/(write-off) of deferred charges on tax losses	(58.2)	(1.5)	123.2
Effect of application of IAS 29 (hyperinflation)	(249.0)	(123.3)	(50.5)
Others with reduced taxation	239.5	602.8	41.2
Income tax and social contribution expense	655.6	(636.6)	(1,762.5)
Effective tax rate	-4.61%	4.63%	13.06%